INTEREST EXPENSE (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Realized:
Interest on bank debt and senior notes	CAD 45,443	CAD 66,456	CAD 62,240
Unrealized:
Cross currency interest rate swap (gain)/loss			580
Interest expense	CAD 45,443	CAD 66,456	CAD 62,820